Unaudited Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Snita Term Loan Facility	Geely Term Loan Facility	Share capital	Share capital Snita Term Loan Facility	Share capital Geely Term Loan Facility	Other contributed capital	Other contributed capital Snita Term Loan Facility	Other contributed capital Geely Term Loan Facility	Foreign currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2024	$ 3,328,560				$ (21,169)			$ (3,625,027)			$ 63,152	$ 6,911,604
Net loss	1,193,079	[1]										1,193,079
Other comprehensive income (loss)	(34,876)	[1]									(34,876)
Total comprehensive loss	1,158,203	[1]									(34,876)	1,193,079
Equity issuances	(200,000)							(200,000)
Equity-settled share-based payment	(5,495)				(89)			(5,406)
Related party capital contribution	(15,265)							(15,265)
Ending balance at Jun. 30, 2025	4,266,003				(21,258)			(3,845,698)			28,276	8,104,683
Beginning balance at Dec. 31, 2025	5,122,221				(27,817)			(4,133,458)			14,661	9,268,835
Net loss	842,448											842,448
Other comprehensive income (loss)	91,595										91,595
Total comprehensive loss	934,043										91,595	842,448
Equity issuances	(679,874)				(10,857)			(669,017)
Equity-settled share-based payment	(3,367)				(17)			(3,350)
Debt-to-equity conversion	(640,000)		$ (341,257)	$ (300,000)		$ (6,004)	$ (4,654)		$ (335,253)	$ (295,346)
Ending balance at Jun. 30, 2026	$ 4,731,766				$ (49,349)			$ (5,436,424)			$ 106,256	$ 10,111,283

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).